Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
24.	Commitments and Contingencies

(a)	Capital Commitments
The Group and a third-party investor entered into an investment agreement to establish an investee with a certain payment schedule (Note 10). The following table sets forth our contractual obligations as of December 31, 2022.

	RMB	US$
2023	1,750	254
2024	1,750	254

Total	3,500	508

(b)	Contingencies
The Group is subject to legal and regulatory actions that arise from time to time. The assessment as to whether a loss is probable or reasonably possible, and as to whether such loss or a range of such loss is estimable, often involves significant judgment about future events, and the outcome of litigation is inherently uncertain. Save as disclosed in Note 11(a) and below, the Group is currently not in any legal or administrative proceedings that may have a material adverse impact on the financial position, results of operations or cash flows of the Group.
(i) Shareholder securities litigation
Between February 17 and 26, 2021, three federal securities class action lawsuits (captioned Amberber v. EHang Holdings Limited, et al., Case No. 1:21-cv-01392-GBD (S.D.N.Y., filed Feb. 17, 2021), Chaumont v. EHang Holdings Limited, et al., Case No. 1:21-cv-01526-GBD (S.D.N.Y., filed Feb. 19, 2021), and Klein v. EHang Holdings Limited, et al., Case No. 2:21-cv-01811-JFW-PVC (C.D. Cal., filed Feb. 26, 2021)) were filed by purported holders of the Company ADSs in federal court. The complaints asserted claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, and generally allege that the company and certain of the Group’s officers made false and misleading statements regarding the status of its urban air mobility business, its international and domestic regulatory approvals, its relationships with major customers, and its manufacturing facilities. The complaints name as defendants the Company and certain of its officers. In addition to costs and attorneys’ fees, the complaints seek compensatory and punitive damages. The Group vigorously defended against them. These lawsuits were consolidated into a single class action lawsuit under the caption In re EHang Holdings Ltd. Securities Litigation 1.21-CV-01392-GBD-GWG (S.D.N.Y., filed Feb. 19, 2021), and a lead plaintiff and lead counsel were selected in February 2022. The lead plaintiff filed an amended complaint on April 25, 2022, making similar allegations as those in the previous complaints. Defendants filed a motion to dismiss the amended complaint in June 2022. The lead plaintiff filed an opposition to the defendants’ motion to dismiss in August 2022. The defendants filed a reply in support of their motion to dismiss in September 2022. In October 2022, the Court held oral argument on defendants’ motion to dismiss. The Court granted the defendants’ motion to dismiss the amended complaint on December 15, 2022, and entered final judgment dismissing the action in its entirety with prejudice on January 24, 2023. Lead plaintiff did not appeal the final judgment and on February 23, 2023, lead plaintiff’s deadline to appeal expired.

(ii) Former employee litigation
A former employee of the Company’s former U.S. subsidiary, EHang, Inc., filed a civil lawsuit against the Company, EHang GZ and certain individual defendants, including Mr. Huazhi Hu, chairman and chief executive officer of the Company, in the United States District Court for the Northern District of California. The plaintiff alleged that he was entitled to receive restricted share units from the Company. Following a trial by jury in April 2022, the Court entered judgment for the Plaintiff and against the Company, EHang GZ and Mr. Huazhi Hu as follows: (i) Judgment is entered against the Company on claims for breach of contract, false promise and unpaid wages, and the Company is held jointly and severally liable for compensatory damages in the amount of US$
3,500
 and is liable for punitive damages in the amount of US$
10,000
; (ii) Judgment is entered against EHang GZ on claims for breach of contract, false promise and unpaid wages, and Ehang GZ is held jointly and severally liable for compensatory damages in the amount of US$
3,500
; and (iii) Judgment is entered against Mr. Huazhi Hu on claims for false promise and unpaid wages, and Mr. Huazhi Hu is held jointly and severally liable for compensatory damages in the amount of US$
3,500
 and is liable for punitive damages in the amount of US$
5,000
. The Company then filed a motion for new trial challenging the finding of false promise, the amount of the compensatory damage award, and the amount of the punitive damage award. The judge granted the motion as to the false promise claim and set aside the verdict on that cause of action against The Company and Mr. Huazhi Hu, and because the false promise claim was the only claim that could give rise to punitive damages, the court set aside the punitive damage award and ordered a new trial on the false promise claim. The court denied the motion as to the compensatory damage award.
Following the motion for new trial, the parties have been engaged in settlement discussions. On April 25, 2023, the parties entered into a settlement agreement involving a total payment to the former employee of US$
3,375 in four equal quarterly installments within one year.